SA Multi-Managed International Equity Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	4.42%	4.86%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	4.28%	4.70%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	2.76%	4.16%	4.60%